11. INCOME TAXES (Details Narrative) $ in Thousands	6 Months Ended
Jun. 30, 2016 USD ($)
Income Taxes Details Narrative
Operating Loss Carryforwards	$ 37,580
Operating Loss Carryforwards, Expiration Dates	Jun. 30, 2021